Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000009516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%
C000009516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000009516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000009516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000009517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%
C000009517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000009517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000009517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000009518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%
C000009518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000009518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000009518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000009520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%
C000009520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000009520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000009520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
C000009519 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.91%
C000009519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.53%
C000009519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000009519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.86%
C000009519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%